REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders of The SPAC and New Issue ETF and
Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The SPAC and New Issue ETF (the "Fund"), a series of Collaborative Investment Series Trust, as of September 30, 2022, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets and financial highlights for each of the two periods in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, the results of its operations and cash flows for the year then ended, the changes in net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers or by other auditing procedures as appropriate in the circumstances. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as auditor of one or more investment companies advised by Tuttle Capital Management, LLC since 2020.


COHEN & COMPANY, LTD.
Milwaukee, Wisconsin December 1, 2022